Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 7,164
Year Two	6,217
Year Three	6,217
Year Four	6,224
Year Five	6,217
Thereafter	93,596
Total amortization	125,635
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	3,853
Year Two	2,811
Year Three	2,811
Year Four	2,818
Year Five	2,811
Thereafter	44,013
Total amortization	59,117
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	641
Year Two	641
Year Three	641
Year Four	641
Year Five	641
Thereafter	804
Total amortization	4,009
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	895
Year Two	990
Year Three	990
Year Four	990
Year Five	990
Thereafter	38,135
Total amortization	42,990
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	10,644
Total amortization	$ 19,519